Impairments - Loss Allowance (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 SEK (kr) item	Dec. 31, 2022	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Increase (decrease) in loss allowance
Number of scenarios prepared for each PD curve | item	3
Expected increase in global economic output		4.30%	5.60%
Minimum
Increase (decrease) in loss allowance
Weight of base scenario for ECL calculation	75.00%
Weight of downturn scenario for ECL calculation	11.00%
Weight of upturn scenario for ECL calculation	11.00%
Maximum
Increase (decrease) in loss allowance
Weight of base scenario for ECL calculation	78.00%
Weight of downturn scenario for ECL calculation	13.00%
Weight of upturn scenario for ECL calculation	13.00%
Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	kr (249)		kr (249)	kr (128)
Increases due to origination and acquisition	(51)			(84)
Net remeasurement of loss allowance	50			(69)
Transfer to stage 1	1
Transfer to stage 2	(9)
Transfer to stage 3	(38)			(9)
Decreases due to derecognition	45			8
Decrease in allowance account due to write-offs	7			20
Exchange-rate differences	(3)			13
Loans and off balance at end of period	(247)			(249)
12-month expected credit losses | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(147)		(147)
Increases due to origination and acquisition	(26)
Net remeasurement of loss allowance	42
Transfer to stage 1	(2)
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	21
Exchange-rate differences	0
Loans and off balance at end of period	(112)			(147)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(56)		(56)
Increases due to origination and acquisition	(2)
Net remeasurement of loss allowance	8
Transfer to stage 1	3
Transfer to stage 2	(9)
Transfer to stage 3	3
Decreases due to derecognition	17
Exchange-rate differences	(2)
Loans and off balance at end of period	(38)			(56)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(46)		kr (46)
Increases due to origination and acquisition	(23)
Net remeasurement of loss allowance	0
Transfer to stage 3	(41)
Decreases due to derecognition	7
Decrease in allowance account due to write-offs	7
Exchange-rate differences	(1)
Loans and off balance at end of period	kr (97)			kr (46)